Subsequent Events (Details Narrative)	Nov. 06, 2019 USD ($)	Oct. 31, 2019 USD ($)	Oct. 10, 2019 USD ($) $ / shares	Oct. 31, 2019 ZAR (R)	Sep. 30, 2019 $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Subsequent Event [Line Items]
Common stock, par value | $ / shares					$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | JF Restaurants, LLC [Member]
Subsequent Event [Line Items]
Ownership percentage	100.00%
Subsequent Event [Member] | Spin-Off Entity [Member]
Subsequent Event [Line Items]
Agreement term, description			Chanticleer will issue to the Spin-Off Entity a warrant to purchase that number of shares of Chanticleer Common Stock equal two percent (2%) of the number of shares of issued and outstanding Chanticleer Common Stock of Chanticleer at Closing. The Warrant will be a five-year warrant, will have an exercise price of $0.01 per share and will not be exercisable for 180 days following the Closing. Upon completion of the Merger, Chanticleer will change its name to Sonnet BioTherapeutics Holdings, Inc.
Warrant term			5 years
Warrant exercise price | $ / shares			$ 0.01
Subsequent Event [Member] | JF Restaurants, LLC [Member]
Subsequent Event [Line Items]
Purchase price for sale of membership percentage	$ 500,000
Subsequent Event [Member] | JF Restaurants, LLC [Member] | Promissory Note Payable [Member] | December 31, 2019 [Member]
Subsequent Event [Line Items]
Purchase price for sale of membership percentage	$ 375,000
Subsequent Event [Member] | Merger Consideration [Member]
Subsequent Event [Line Items]
Common stock, par value | $ / shares			$ 0.0001
Subsequent Event [Member] | Merger Consideration [Member] | Sonnet Shareholders [Member]
Subsequent Event [Line Items]
Equity method, ownership percentage			94.00%
Subsequent Event [Member] | Merger Consideration [Member] | Shareholders of Chanticleer [Member]
Subsequent Event [Line Items]
Equity method, ownership percentage			6.00%
Subsequent Event [Member] | Sale of Business Agreement [Member] | One Hooter Location [Member] | South Africa [Member]
Subsequent Event [Line Items]
Sale of business agreement, description		On October 31, 2019, the Company entered into a sale of business agreement for three of its South Africa Hooters locations. The total purchase price was R5,700,000. The net proceeds received by the Company was approximately $180,000. The Company anticipates closing on the sale of the remaining two South Africa Hooters locations by the end of November 2019.
Net proceeds received		$ 170,000
Subsequent Event [Member] | Sale of Business Agreement [Member] | Three Hooters Locations [Member] | South Africa [Member]
Subsequent Event [Line Items]
Purchase price for hooters location		$ 385,000
Subsequent Event [Member] | Management Services Agreement [Member] | JF Restaurants, LLC [Member]
Subsequent Event [Line Items]
Management fee percentage	5.00%
Subsequent Event [Member] | Spin-Off [Member]
Subsequent Event [Line Items]
Repayments of debt			$ 6,000,000
Subsequent Event [Member] | South Africa, Rand [Member] | Sale of Business Agreement [Member] | Three Hooters Locations [Member] | South Africa [Member]
Subsequent Event [Line Items]
Purchase price for hooters location | R				R 5,700,000
Subsequent Event [Member] | Due at Closing [Member] | JF Restaurants, LLC [Member]
Subsequent Event [Line Items]
Purchase price for sale of membership percentage	$ 125,000